Tax - Summary of Tax on Profit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax [Line Items]
Total current tax	$ 207	$ 56	$ 158
Origination and reversal of temporary differences	(10)	55	60
Changes in tax rates and tax laws	(87)	(2)	(21)
Adjustments to estimated recoverable deferred tax assets	(9)	(25)	(13)
Adjustments in respect of prior periods	(16)	90	4
Total deferred tax	(122)	118	30
Total income tax charge for the year	85	174	188
Before exceptional items [member]
Income tax [Line Items]
Total income tax charge for the year	201	186	180
Exceptional items [member]
Income tax [Line Items]
Total income tax charge for the year	(116)	(12)	8
Exceptional tax (note 5)	(118)
Tax on exceptional items	2	(12)	8
United Kingdom [member]
Income tax [Line Items]
Current period	10	10	7
Benefit of tax reliefs on which no deferred tax previously recognised		(7)
Adjustments in respect of prior periods	(2)	(1)	(17)
Total current tax	8	2	(10)
Foreign tax [Member]
Income tax [Line Items]
Current period	210	151	196
Benefit of tax reliefs on which no deferred tax previously recognised	(13)		(1)
Adjustments in respect of prior periods	2	(97)	(27)
Total current tax	$ 199	$ 54	$ 168